LINE OF CREDIT	12 Months Ended
Dec. 31, 2016
Line of Credit Facility [Abstract]
LINE OF CREDIT
NOTE 6:-	LINE OF CREDIT

In January 2016, the Company entered into an agreement for a renewable line of credit with Commercial Bank ("Bank") for a maximum withdrawal amount of $49 with imputed interest in average rate of 5.1%. Such line of credit was renewed on a monthly basis upon the Company's request. On September 15, 2016, the Company entered into an agreement for a line of credit of $52 with imputed interest in average rate of 5.1% with monthly payment over 12 installments. As of December 31, 2016, the line of credit and accrued interest are amounted to $39.